Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - United States of America, Dollars $ in Thousands	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
2026	$ 12,915
2027	13,278
2028	4,500
Long-term loans	$ 30,693